Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity

32 Shareholders’ equity

Issued share capital and reserves attributable to shareholders of Aegon N.V.

	Note	2017	2016	2015
Share capital – par value	32.1	322	319	328
Share premium	32.2	7,731	7,873	8,059
Total share capital		8,053	8,193	8,387
Retained earnings		9,699	7,609	8,100
Treasury shares	32.3	(325)	(190)	(269)
Total retained earnings		9,374	7,419	7,832
Revaluation reserves	32.4	4,920	5,381	6,471
Remeasurement of defined benefit plans	32.5	(1,669)	(1,820)	(1,532)
Other reserves	32.6	(390)	1,347	1,283
Total shareholders’ equity		20,288	20,520	22,441

In May 2017, Aegon issued a total of 1,979,260 common shares B with a par value of EUR 0.12 to compensate for the dilution of Vereniging Aegon’s shareholding caused by the allocation of shares with senior management on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

In June 2017, Aegon distributed to its shareholders who elected stock dividend a total number of 26,916,371 common shares in respect to the final dividend for 2016. This stock dividend distribution was paid from treasury shares (note 32.3 Treasury shares).

In June 2017, Aegon issued to Vereniging Aegon 13,042,612 common shares B with a par value of EUR 0.12 to compensate for the dilution of Vereniging Aegon’s shareholding caused by the distribution of the final dividend 2016 in shares.

In September 2017, Aegon distributed to its shareholders 24,948,255 common shares as interim dividend 2017 in the form of stock. This stock dividend distribution was paid from treasury shares (note 32.3 Treasury shares) and with the issuance of 21,099,402 common shares with a par value of EUR 0.12

In December 2017, Aegon completed a share buyback program to neutralize the dilutive effect of the 2016 final dividend and 2017 interim dividend paid in shares, and repurchased a total of 51,864,626 common shares.

Furthermore, in December 2017, Aegon repurchased 13,042,592 common shares B from Vereniging Aegon to keep the voting rights of Vereniging Aegon on the agreed level.

In June 2016, Aegon distributed to its shareholders who elected stock dividend a total number of 29,258,662 common shares in respect to the final dividend for 2015. This stock dividend distribution was paid from treasury shares (note 32.3 Treasury shares) and with the issuance of 9,121,989 common shares with a par value of EUR 0.12.

In September 2016, Aegon distributed to its shareholders 30,765,224 common shares as interim dividend 2016 in the form of stock. This stock dividend distribution was paid from treasury shares (note 32.3 Treasury shares) and with the issuance of 1,506,562 common shares with a par value of EUR 0.12.

In 2016, following each distribution of stock dividend, Aegon completed a share buyback program to neutralize the dilutive effect of the 2015 final dividend and 2016 interim dividend paid in shares, and repurchased a total of 60,023,886 common shares.

Aegon also executed a EUR 400 million share buyback program in which 83,116,535 common shares were repurchased. These common shares have been repurchased as part of a program to neutralize the dilutive effect of the cancellation of the preferred shares in 2013. All 83,116,535 common shares repurchased under this program were cancelled in September 2016.

Furthermore, in June 2016, Aegon repurchased 17,324,960 common shares B from Vereniging Aegon to keep the voting rights of Vereniging Aegon on the agreed level.

In June 2015, Aegon distributed to its shareholders who elected stock dividend a total number of 16,279,933 common shares in respect to the final dividend for 2014. This stock dividend distribution was fully paid from treasury shares (note 32.3 Treasury shares).

In September 2015, Aegon distributed to its shareholders 20,136,673 common shares as interim dividend 2015 in the form of stock. This stock dividend distribution was paid from 19,047,358 treasury shares (note 32.3 Treasury shares) and with the issuance of 1,089,315 common shares with a par value of EUR 0.12.

In 2015, following each distribution of stock dividend, Aegon completed a share buyback program to neutralize the dilutive effect of the 2014 final dividend and 2015 interim dividend paid in shares, and repurchased a total of 36,416,606 common shares.

Furthermore, in 2015, Aegon issued a total of 3,696,440 common shares B with a par value of EUR 0.12 to compensate for the dilution of Vereniging Aegon’s shareholding caused by the issuance of shares on January 1, 2015 and May 21, 2015, in connection with the Long Term Incentive Plans for senior management.

32.1 Share capital – par value

	2017	2016	2015
Common shares	251	249	258
Common shares B	70	70	70
At December 31	322	319	328

Common shares	2017	2016	2015
Authorized share capital	720	720	720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	12	12	12

Common shares B	2017	2016	2015
Authorized share capital	360	360	360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2015	2,145,948	258	581,326	70
Shares issued	-	-	3,696	-
Dividend	1,089	-	-	-
At December 31, 2015	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thou- sands)
2015	2,146,261	583,608
2016	2,129,074	585,022
2017	2,080,792	585,022

All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to ‘Other information’ for further information on dividend rights.

Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.

Under the terms of the 1983 Amended Merger Agreement, dated May 2013, Vereniging Aegon has a call option relating to common shares B. Vereniging Aegon may exercise its call option to keep or restore its total stake at 32.6%, irrespective of the circumstances which cause the total shareholding to be or become lower than 32.6%.

32.2 Share premium

	2017	2016	2015
At January 1	7,873	8,059	8,270
Share dividend	(142)	(186)	(211)
At December 31	7,731	7,873	8,059

Share premium relating to:
- Common shares	6,078	6,220	6,406
- Common shares B	1,653	1,653	1,653
Total share premium	7,731	7,873	8,059

The share premium account reflects the balance of paid-in amounts above par value at issuance of new shares less the amounts charged for share dividends.

32.3 Treasury shares

On the reporting date, Aegon N.V. and its subsidiaries held 65,650,650 (2016: 48,780,045) of its own common shares and 15,345,680 (2016: 17,324,960) own common shares B with a par value of EUR 0.12 each.

Movements in the number of treasury common shares of Aegon N.V. were as follows:

	2017		2016		2015
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	47,473	178	42,998	257	49,537	306

Transactions in 2017:
Sale: transactions, average price EUR 3.44	(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68	(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77	(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09	51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81			83,117	400
Sale: transactions, price average EUR 6.49			(6,153)	(40)
Sale: 1 transaction, price EUR 6.38			(20,137)	(129)
Purchase: transactions, average price EUR 3.51			29,259	103
Sale: 1 transaction, price EUR 5.11			(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60			(83,117)	(382)
Purchase: transactions, average price EUR 3.84			30,765	118

Transactions in 2015:
Sale: 1 transaction, price EUR 7.24					(7,628)	(47)
Sale: 1 transaction, price EUR 6.62					(16,280)	(93)
Purchase: transactions, average price EUR 6.63					16,280	108
Sale: 1 transaction, price EUR 5.40					(19,047)	(123)
Purchase: transactions, average price EUR 5.28					20,137	106

At December 31	64,488	314	47,473	178	42,998	257

Movements in the number of treasury common shares B of Aegon N.V. were as follows:

	2017		2016		2015
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	17,325	2	-	-	-	-

Transactions in 2017:
Sale: 1 transaction, average price EUR 0.11	(1,979)	-
Sale: 1 transaction, average price EUR 0.11	(13,043)	(1)
Purchase: 1 transaction, average price EUR 0.13	13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11			17,325	2

Transactions in 2015:
-	-	-	-	-	-	-

At December 31	15,346	2	17,325	2	-	-

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are (de)recognized at the consideration paid or received.

	2017		2016		2015
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	64,488	314	47,473	178	42,998	257
Held by subsidiaries	1,162	9	1,307	10	1,534	12

Common shares B
Held by Aegon N.V.	15,346	2	17,325	2	-	-
At December 31	80,996	325	66,105	190	44,532	269

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)
2015	45,097	-
2016	81,570	9,893
2017	38,490	9,841

32.4 Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2017	3,418	59	1,904	5,381
Gross revaluation	1,310	8	(115)	1,203
Net (gains) / losses transferred to income statement	(1,330)	-	(738)	(2,069)
Foreign currency translation differences	(228)	(8)	(216)	(452)
Tax effect	308	9	567	883
Other	(28)	-	1	(27)
At December 31, 2017	3,450	68	1,402	4,920

At January 1, 2016	4,546	52	1,873	6,471
Gross revaluation	857	8	(131)	733
Net (gains) / losses transferred to income statement	(2,122)	-	78	(2,044)
Foreign currency translation differences	(101)	2	61	(38)
Tax effect	240	(3)	24	262
Other	(2)	-	-	(2)
At December 31, 2016	3,418	59	1,904	5,381

At January 1, 2015	6,741	42	1,525	8,308
Gross revaluation	(2,479)	8	278	(2,193)
Net (gains) / losses transferred to income statement	(485)	-	(13)	(498)
Disposal of a business	(468)	-	-	(468)
Foreign currency translation differences	307	5	181	492
Tax effect	934	(2)	(98)	833
Other	(3)	-	-	(3)
At December 31, 2015	4,546	52	1,873	6,471

The revaluation accounts for both available-for-sale investments and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for available-for-sale investments) or transferred to retained earnings (for real estate held for own use). Upon impairment, unrealized losses are recognized in the income statement.

The closing balances of the revaluation reserve for available-for-sale investments relate to the following instruments:

	2017	2016	2015
Shares	40	130	139
Debt securities	3,423	3,245	4,354
Other	(14)	43	53
Revaluation reserve for available-for-sale investments	3,450	3,418	4,546

The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity to be included in the initial measurement of non-financial assets or liabilities.

32.5 Remeasurement of defined benefit plans

	2017	2016	2015
At January 1	(1,820)	(1,532)	(1,611)
Remeasurements of defined benefit plans	224	(392)	234
Tax effect	(175)	89	(75)
Net exchange differences	102	16	(86)
Disposal of a business	-	-	6
Total remeasurement of defined benefit plans	(1,669)	(1,820)	(1,532)

32.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2017	1,734	(418)	31	1,347
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	129	-	(1,800)
Disposal of a business	7	-	-	7
Tax effect	108	(32)	-	76
Equity movements of joint ventures	-	-	(15)	(15)
Equity movements of associates	-	-	(5)	(5)
At December 31, 2017	(80)	(321)	11	(390)

At January 1, 2016	1,731	(467)	19	1,283
Movement in foreign currency translation and net foreign investment hedging reserves	25	65	-	91
Tax effect	(22)	(17)	-	(39)
Equity movements of joint ventures	-	-	9	9
Equity movements of associates	-	-	3	3
At December 31, 2016	1,734	(418)	31	1,347

At January 1, 2015	268	(382)	27	(86)
Movement in foreign currency translation and net foreign investment hedging reserves	1,687	(181)	-	1,505
Disposal of a business	(127)	51	-	(76)
Tax effect	(98)	45	-	(52)
Equity movements of joint ventures	-	-	(8)	(8)
Equity movements of associates	-	-	(1)	(1)
At December 31, 2015	1,731	(467)	19	1,283

The foreign currency translation reserve includes the currency results from investments in non-euro denominated subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.

The net foreign investment hedging reserve is made up of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.

The equity movements of joint ventures and associates reflect Aegon’s share of changes recognized directly in the joint venture’s and associate’s equity.

Aegon N.V [member]
Shareholders' equity

13 Shareholders’ equity

	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2017	319	7,873	5,450	(1,820)	1,316	1,169	5,966	(190)	437	20,520

Net income 2016 retained	-	-	-	-	-	-	437	-	(437)	-
Net income 2017	-	-	-	-	-	-	-	-	2,469	2,469
Total net income / (loss)	-	-	-	-	-	-	437	-	2,032	2,469

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	102	(1,717)	-	-	-	-	(1,615)
Changes in revaluation subsidiaries	-	-	(461)	-	-	-	-	-	-	(461)
Remeasurement of defined benefit plans of group companies	-	-	-	49	-	-	-	-	-	49
Transfer to legal reserve	-	-	28	-	-	(47)	(1)	-	-	(20)
Other	-	-	-	-	-	-	12	-	-	12
Other comprehensive income / (loss)	-	-	(433)	151	(1,717)	(47)	11	-	-	(2,035)

Shares issued	3	-	-	-	-	-	-	-	-	3
Dividend common shares	-	(142)	-	-	-	-	(296)	-	-	(438)
Dividend withholding tax reduction	-	-	-	-	-	-	2	-	-	2
Treasury shares	-	-	-	-	-	-	30	(136)	-	(106)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	-	(131)	-	-	(131)
Repurchased and sold own shares	-	-	-	-	-	-	4	-	-	4
At December 31, 2017	322	7,731	5,017	(1,669)	(401)	1,122	6,022	(325)	2,469	20,288

	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2016	328	8,059	6,551	(1,532)	1,264	1,048	7,423	(269)	(432)	22,440

Net income 2015 retained	-	-	-	-	-	-	(432)	-	432	-
Net income 2016	-	-	-	-	-	-	-	-	437	437
Total net income / (loss)	-	-	-	-	-	-	(432)	-	869	437

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	16	52	-	-	-	-	68
Changes in revaluation subsidiaries	-	-	(1,090)	-	-	-	-	-	-	(1,090)
Remeasurement of defined benefit plans of group companies	-	-	-	(304)	-	-	-	-	-	(304)
Transfer to legal reserve	-	-	(11)	-	-	121	(97)	-	-	13
Other	-	-	-	-	-	-	(2)	-	-	(2)
Other comprehensive income / (loss)	-	-	(1,101)	(288)	52	121	(99)	-	-	(1,316)

Shares issued	1	-	-	-	-	-	-	-	-	1
Shares withdrawn	(10)	-	-	-	-	-	(372)	-	-	(382)
Dividend common shares	-	(186)	-	-	-	-	(304)	-	-	(490)
Dividend withholding tax reduction	-	-	-	-	-	-	(2)	-	-	(2)
Treasury shares	-	-	-	-	-	-	(106)	79	-	(27)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	-	(133)	-	-	(133)
Repurchased and sold own shares	-	-	-	-	-	-	(9)	-	-	(9)
At December 31, 2016	319	7,873	5,450	(1,820)	1,316	1,169	5,966	(190)	437	20,520

The balance of the revaluation account, which includes revaluation reserves for real estate and investments that do not have a frequent market listing, consisted of EUR 5,380 million (2016: EUR 6,113 million) of items with positive revaluation and of EUR 363 million (2016: EUR 663 million) of items with negative revaluation.

The revaluation account and legal reserves, foreign currency translation reserve and other, can not be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts.

Certain of Aegon’s subsidiaries, principally insurance companies, are subject to restrictions on the amounts of funds they may transfer in the form of cash dividends or otherwise to their parent companies. There can be no assurance that these restrictions will not limit or restrict Aegon in its ability to pay dividends in the future.

On the reporting date, Aegon N.V., and its subsidiaries held 65,650,650 of its own common shares (2016: 48,780,045) with a nominal value of EUR 0.12 each. Most of the shares have been purchased to neutralize the dilution effect of issued share dividend and to hedge share based payment plans for executives and employees. Aegon N.V. held 15,345,680 of its own common shares B (2016:17,324,960) with a nominal value of 0.12 each.

Movements in the number of treasury common shares of Aegon N.V. were as follows:

	2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	47,473	178	42,998	257

Transactions in 2017:
Sale: transactions, average price EUR 3.44	(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68	(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77	(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09	51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81			83,117	400
Sale: transactions, price average EUR 6.49			(6,153)	(40)
Sale: 1 transaction, price EUR 6.38			(20,137)	(129)
Purchase: transactions, average price EUR 3.51			29,259	103
Sale: 1 transaction, price EUR 5.11			(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60			(83,117)	(382)
Purchase: transactions, average price EUR 3.84			30,765	118
At December 31	64,488	314	47,473	178

Movements in the number of treasury common shares B of Aegon N.V. were as follows:

	2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	17,325	2	-	-

Transactions in 2017:
Sale: transaction, average price EUR 0.11	(1,979)	-
Sale: transaction, average price EUR 0.11	(13,043)	(1)
Purchase: transaction, average price EUR 0.13	13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11			17,325	2
At December 31	15,346	2	17,325	2

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2017		2016
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	64,488	314	47,473	178
Held by subsidiaries	1,163	9	1,307	10

Common shares B
Held by Aegon N.V.	15,346	2	17,325	2
At December 31	80,996	325	66,105	190

The consideration for the related shares is deducted from or added to the retained earnings.